Finance income and charges - Schedule of finance income and charges (Details) - GBP (£) £ in Millions	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Interest income	£ 122	£ 102
Fair value gain on financial instruments	24	59
Total interest income	146	161
Interest charges	(271)	(224)
Fair value loss on financial instruments	(23)	(57)
Total interest charges	(294)	(281)
Net interest charges	(148)	(120)
Net finance income in respect of post employment plans in surplus	13	14
Hyperinflation adjustment in respect of Venezuela	3	6
Other finance income	1	0
Total other finance income	17	20
Net finance charge in respect of post employment plans in deficit	(9)	(12)
Unwinding of discounts	(7)	(8)
Interest charge in respect of direct and indirect tax	(5)	(5)
Change in financial liability (Level 3)	(1)	(2)
Other finance charges	(1)	(1)
Total other finance charges	(23)	(28)
Net other finance charges	£ (6)	£ (8)